UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7994

Salomon Brothers Global Partners Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

FORM N-Q

MAY 31, 2005

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)	May 31, 2005

Face Amount	Security*	Value
CORPORATE BONDS & NOTES — 46.8%
Advertising — 0.7%
$350,000	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (a)	$339,500
300,000	Interep National Radio Sales, Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	250,500
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	116,250
405,000	SITEL Corp., Senior Subordinated Notes, 9.250% due 3/15/06	402,975
650,000	Vertis, Inc., Senior Secured Notes, 9.750% due 4/1/09	679,250

	Total Advertising	1,788,475

Aerospace/Defense — 0.7%
675,000	DRS Technologies, Inc., Senior Subordinated Notes, 6.875% due 11/1/13 (a)	691,875
750,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	798,750
450,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	490,500

	Total Aerospace/Defense	1,981,125

Agriculture — 0.2%
450,000	Hines Nurseries, Inc., Senior Notes, 10.250% due 10/1/11	465,750

Airlines — 0.1%
	Continental Airlines, Inc., Pass-Through Certificates:
142,400	Series 1998-1C, 6.541% due 9/15/08	122,418
297,744	Series 2000-2, Class C, 8.312% due 4/2/11	233,973

	Total Airlines	356,391

Apparel — 0.7%
	Levi Strauss & Co., Senior Notes:
175,000	7.730% due 4/1/12 (a)(b)	163,188
155,000	12.250% due 12/15/12	168,950
650,000	9.750% due 1/15/15 (a)	633,750
400,000	Oxford Industries, Inc., Senior Notes, 8.875% due 6/1/11	416,000
600,000	Tommy Hilfiger USA, Inc., Notes, 6.850% due 6/1/08	606,000

	Total Apparel	1,987,888

Auto Manufacturers — 0.8%
	Ford Motor Co.:
150,000	6.625% due 10/1/28	118,797
2,175,000	Notes, 7.450% due 7/16/31	1,823,555
300,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	230,332

	Total Auto Manufacturers	2,172,684

Auto Parts & Equipment — 0.3%
325,000	Keystone Automotive Operations, Inc., Senior Subordinated Notes, 9.750% due 11/1/13	320,125
300,000	Tenneco Automotive, Inc., Senior Secured Second Lien Notes, Series B, 10.250% due 7/15/13	336,000
	TRW Automotive, Inc.:
134,000	Senior Notes, 9.375% due 2/15/13	145,390
49,000	Senior Subordinated Notes, 11.000% due 2/15/13	53,900

	Total Auto Parts & Equipment	855,415

Beverages — 0.3%
650,000	Constellation Brands, Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12	677,625

Building Materials — 0.6%
1,250,000	Associated Materials, Inc., Senior Discount Notes, step bond to yield 12.749% due 3/1/14	743,750

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security*	Value
Building Materials (continued)
$350,000	Nortek, Inc., Senior Subordinated Notes, 8.500% due 9/1/14	$315,000
650,000	Ply Gem Industries, Inc., Senior Subordinated Notes, 9.000% due 2/15/12	516,750

	Total Building Materials	1,575,500

Chemicals — 3.3%
550,000	Acetex Corp., Senior Notes, 10.875% due 8/1/09	583,000
375,000	Airgas, Inc., Senior Subordinated Notes, 9.125% due 10/1/11	406,875
127,273	Applied Extrusion Technologies, Inc., 12.000% due 3/15/12 (a)	127,657
500,000	Equistar Chemicals LP, Senior Subordinated Notes, 10.625% due 5/1/11	553,750
685,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09	714,112
525,000	Innophos, Inc., Senior Subordinated Notes, 8.875% due 8/15/14 (a)	514,500
800,000	ISP Chemco, Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	866,000
	Lyondell Chemical Co., Senior Secured Notes:
250,000	9.500% due 12/15/08	266,875
325,000	11.125% due 7/15/12	370,094
10,000	Series B, 9.875% due 5/1/07	10,300
450,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	515,250
790,000	Millennium America, Inc., Senior Notes, 9.250% due 6/15/08	855,175
625,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	656,250
125,000	OM Group, Inc., Senior Subordinated Notes, 9.250% due 12/15/11	124,375
350,000	PQ Corp., Senior Subordinated Notes, 7.500% due 2/15/13 (a)	339,500
475,000	Resolution Performance Products, Inc., Senior Subordinated Notes, 13.500% due 11/15/10	515,375
250,000	Resolution Performance Products LLC/RPP Capital Corp., Secured Notes, 9.500% due 4/15/10	260,000
	Rhodia SA:
50,000	Senior Notes, 10.250% due 6/1/10	53,500
900,000	Senior Subordinated Notes, 8.875% due 6/1/11	868,500
374,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	407,660

	Total Chemicals	9,008,748

Commercial Services — 1.2%
275,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	262,625
350,000	Brand Services, Inc., Senior Subordinated Notes, 12.000% due 10/15/12	386,750
	Cenveo Corp.:
125,000	Senior Notes, 9.625% due 3/15/12	134,688
475,000	Senior Subordinated Notes, 7.875% due 12/1/13	452,437
700,000	DI Finance/Dyncorp International, Senior Subordinated Notes, 9.500% due 2/15/13 (a)	651,000
1,400,000	Iron Mountain, Inc., Senior Subordinated Notes, 7.750% due 1/15/15	1,386,000

	Total Commercial Services	3,273,500

Diversified Financial Services — 1.9%
423,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	476,932
100,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	97,287
	General Motors Acceptance Corp., Notes:
250,000	7.250% due 3/2/11	223,108
200,000	6.875% due 9/15/11	174,632
975,000	6.750% due 12/1/14	828,345
1,500,000	8.000% due 11/1/31	1,257,837
500,000	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10 (a)	572,500
100,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	114,500

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security*	Value
Diversified Financial Services (continued)
$600,000	Sensus Metering Systems, Inc., Senior Subordinated Notes, 8.625% due 12/15/13	$561,000
1,000,000	Vanguard Health Holdings I, Senior Discount Notes, zero coupon bond to yield 9.772% due 10/1/15	705,000

	Total Diversified Financial Services	5,011,141

Electric — 3.0%
	AES Corp., Senior Notes:
400,000	8.750% due 6/15/08	430,000
175,000	9.500% due 6/1/09	195,125
300,000	9.375% due 9/15/10	339,000
400,000	7.750% due 3/1/14	426,000
550,000	Allegheny Energy Supply Statutory Trust, Senior Secured Notes, 10.250% due 11/15/07 (a)	616,000
	Calpine Corp., Senior Secured Notes:
800,000	8.500% due 7/15/10 (a)	584,000
215,000	8.750% due 7/15/13 (a)	153,187
350,000	Calpine Generating Co. LLC, Senior Secured Notes, 12.390% due 4/1/11 (b)	308,000
	Edison Mission Energy, Senior Notes:
50,000	10.000% due 8/15/08	55,750
1,100,000	7.730% due 6/15/09	1,149,500
300,000	9.875% due 4/15/11	348,000
950,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31 (c)(g)	999,875
939,000	NRG Energy, Inc., Senior Secured Notes, 8.000% due 12/15/13 (a)	995,340
	Reliant Energy, Inc., Senior Secured Notes:
725,000	9.250% due 7/15/10	783,000
550,000	9.500% due 7/15/13	602,250

	Total Electric	7,985,027

Electronics — 0.1%
400,000	Muzak LLC, Senior Notes, 10.000% due 2/15/09	322,000

Entertainment — 1.7%
325,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	318,500
925,000	Cinemark, Inc., Senior Discount Notes, step bond to yield 9.554% due 3/15/14	654,437
575,000	Herbst Gaming, Inc., Senior Subordinated Notes, 7.000% due 11/15/14	576,438
700,000	Isle of Capri Casinos, Inc., Senior Subordinated Notes, 7.000% due 3/1/14	691,250
375,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15 (a)	380,156
700,000	Penn National Gaming, Inc., Senior Subordinated Notes, 6.750% due 3/1/15 (a)	686,000
675,000	Pinnacle Entertainment, Inc., Senior Subordinated Notes, 8.250% due 3/15/12	681,750
	Six Flags, Inc., Senior Notes:
200,000	9.750% due 4/15/13	179,000
350,000	9.625% due 6/1/14	307,125

	Total Entertainment	4,474,656

Environmental Control — 0.7%
550,000	Aleris International, Inc., Senior Secured Notes, 10.375% due 10/15/10	613,250
	Allied Waste North America, Inc.:
	Senior Notes:
175,000	7.250% due 3/15/15 (a)	169,750
1,025,000	Series B, 7.375% due 4/15/14	948,125
150,000	Senior Secured Notes, Series B, 9.250% due 9/1/12	162,000

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security*	Value
Environmental Control (continued)
$2,000,000	Safety Kleen Services, Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)	$8,020

	Total Environmental Control	1,901,145

Food — 0.8%
250,000	Ahold Finance USA, Inc., Notes, 8.250% due 7/15/10	273,750
500,000	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	547,500
	Doane Pet Care Co.:
100,000	Senior Notes, 10.750% due 3/1/10	106,250
600,000	Senior Subordinated Notes, 9.750% due 5/15/07	588,000
625,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	537,500

	Total Food	2,053,000

Forest Products & Paper — 1.2%
525,000	Abitibi-Consolidated, Inc., 8.850% due 8/1/30	472,500
600,000	Appleton Papers, Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	594,000
575,000	Bowater, Inc., Debentures, 9.500% due 10/15/12	621,000
350,000	Buckeye Technologies, Inc., Senior Subordinated Notes, 8.000% due 10/15/10	334,250
700,000	Newark Group, Inc., Senior Subordinated Notes, 9.750% due 3/15/14	591,500
600,000	Smurfit Capital Funding PLC, 7.500% due 11/20/25	543,000

	Total Forest Products & Paper	3,156,250

Healthcare-Services — 1.6%
600,000	AmeriPath, Inc., Senior Subordinated Notes, 10.500% due 4/1/13	609,000
300,000	DaVita, Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (a)	303,000
450,000	Extendicare Health Services, Inc., Senior Notes, 9.500% due 7/1/10	488,250
300,000	HCA, Inc., 6.375% due 1/15/15	307,279
975,000	IASIS Healthcare LLC, Senior Subordinated Notes, 8.750% due 6/15/14	1,048,125
325,000	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	279,500
	Tenet Healthcare Corp., Senior Notes:
250,000	6.500% due 6/1/12	240,000
750,000	7.375% due 2/1/13	738,750
300,000	6.875% due 11/15/31	246,750

	Total Healthcare-Services	4,260,654

Holding Companies-Diversified — 0.2%
675,000	Atlantic Broadband Finance LLC, Senior Subordinated Notes, 9.375% due 1/15/14 (a)	639,563

Home Furnishings — 0.4%
502,000	Applica, Inc., Senior Subordinated Notes, 10.000% due 7/31/08	461,840
600,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	610,500

	Total Home Furnishings	1,072,340

Household Products/Wares — 0.2%
475,000	Playtex Products, Inc., Senior Subordinated Notes, 9.375% due 6/1/11	499,938

Internet — 0.2%
656,000	FTD, Inc., Senior Notes, 7.750% due 2/15/14	633,040

Iron-Steel — 0.3%
275,000	AK Steel Corp., Senior Notes, 7.875% due 2/15/09	261,250
300,000	IPSCO, Inc., Senior Notes, 8.750% due 6/1/13	334,500

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security*	Value
Iron-Steel (continued)
$260,000	Ispat Inland ULC, Senior Secured Notes, 9.750% due 4/1/14	$304,200

	Total Iron-Steel	899,950

Leisure Time — 0.6%
650,000	AMF Bowling Worldwide, Inc., Senior Subordinated Notes, 10.000% due 3/1/10	656,500
650,000	Equinox Holdings, Inc., Senior Notes, 9.000% due 12/15/09	672,750
500,000	Icon Health & Fitness, Inc., Senior Subordinated Notes, 11.250% due 4/1/12	370,000

	Total Leisure Time	1,699,250

Lodging — 2.3%
525,000	Ameristar Casinos, Inc., Senior Subordinated Notes, 10.750% due 2/15/09	576,187
	Caesars Entertainment, Inc., Senior Subordinated Notes:
425,000	8.875% due 9/15/08	470,688
625,000	Series A, 7.875% due 12/15/05	637,500
600,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	699,000
500,000	John Q. Hammons Hotels LP, First Mortgage Notes, Series B, 8.875% due 5/15/12	546,250
500,000	Kerzner International Ltd., Senior Subordinated Notes, 8.875% due 8/15/11	537,500
550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (a)	532,125
	MGM MIRAGE, Inc.:
400,000	Senior Notes, 6.750% due 9/1/12	411,000
750,000	Senior Subordinated Notes, 9.750% due 6/1/07	814,687
700,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Notes, 7.875% due 5/1/12	786,625
150,000	Station Casinos, Inc., Senior Subordinated Notes, 6.875% due 3/1/16	154,875

	Total Lodging	6,166,437

Machinery-Construction & Mining — 0.3%
700,000	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	763,000

Machinery-Diversified — 0.4%
300,000	Case New Holland, Inc., Senior Notes, 9.250% due 8/1/11 (a)	318,000
575,000	Dresser-Rand Group, Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (a)	566,375
300,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	319,500

	Total Machinery-Diversified	1,203,875

Media — 4.6%
325,000	Cablevision Systems Corp., Senior Notes, 8.000% due 4/15/12 (a)	343,281
525,895	CanWest Media, Inc., Senior Subordinated Notes, 8.000% due 9/15/12 (a)	549,560
	Charter Communications Holdings LLC:
1,255,000	Senior Discount Notes, 9.920% due 4/1/11	919,287
	Senior Notes:
250,000	8.250% due 4/1/07	242,500
250,000	10.250% due 1/15/10	185,625
	Charter Communications Holdings II LLC/Charter Communications Holdings Capital Corp, Senior Discount Notes:
10,000	Step bond to yield 14.167% due 1/15/10	7,850
1,050,000	Step bond to yield 18.119% due 1/15/11	803,250
700,000	Step bond to yield 18.889% due 5/15/11	456,750
1,100,000	CSC Holdings, Inc., Senior Subordinated Debentures, 10.500% due 5/15/16	1,210,000
225,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 9.875% due 11/15/09	250,313

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security*	Value
Media (continued)
$635,000	Dex Media West LLC/Dex Media West Finance Co., Senior Notes, Series B, 9.875% due 8/15/13	$728,662
975,000	Dex Media, Inc., Discount Notes, step bond to yield 7.889% due 11/15/13	780,000
325,000	DirecTV Holdings LLC, Senior Notes, 8.375% due 3/15/13	361,563
504,000	EchoStar DBS Corp., Senior Notes, 9.125% due 1/15/09	538,650
325,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.413% due 10/15/13	224,250
650,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	702,000
50,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	54,375
650,000	Mediacom LLC, Senior Notes, 9.500% due 1/15/13	648,375
700,000	Nexstar Finance, Inc., Senior Subordinated Notes, 7.000% due 1/15/14 (a)	645,750
550,000	NextMedia Operating, Inc., Senior Subordinated Notes, 10.750% due 7/1/11	602,250
375,000	Radio One, Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	404,063
600,000	Spanish Broadcasting System, Inc., Senior Subordinated Notes, 9.625% due 11/1/09	631,500
585,000	Yell Finance BV, Senior Notes, 10.750% due 8/1/11	637,650
500,000	Young Broadcasting, Inc., Senior Subordinated Notes, 8.750% due 1/15/14	455,000

	Total Media	12,382,504

Metal Fabricate-Hardware — 0.2%
200,000	Mueller Group, Inc., Senior Subordinated Notes, 10.000% due 5/1/12	211,000
625,000	Mueller Holdings, Inc., Discount Notes, step bond to yield 11.492% due 4/15/14	454,688

	Total Metal Fabricate-Hardware	665,688

Miscellaneous Manufacturing — 0.3%
325,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	307,938
575,000	Koppers, Inc., Senior Secured Notes, 9.875% due 10/15/13	615,250
500,000	Moll Industries, Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (c)(d)(g)	0

	Total Miscellaneous Manufacturing	923,188

Office Furnishings — 0.4%
675,000	Interface, Inc., Senior Subordinated Notes, 9.500% due 2/1/14	678,375
374,000	Tempur-Pedic, Inc. and Tempur Production USA, Inc., Senior Subordinated Notes, 10.250% due 8/15/10	417,010

	Total Office Furnishings	1,095,385

Office/Business Equipment — 0.1%
275,000	General Binding Corp., Senior Subordinated Notes, 9.375% due 6/1/08	279,125

Oil & Gas — 2.1%
925,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16 (a)	960,844
812,000	Magnum Hunter Resources, Inc., Senior Notes, 9.600% due 3/15/12	897,260
1,200,000	PEMEX Project Funding Master Trust Bonds, 6.125% due 8/15/08	1,249,200
1,800,000	Petronas Capital Ltd., 7.875% due 5/22/22 (a)	2,242,573
200,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	215,000

	Total Oil & Gas	5,564,877

Packaging & Containers — 1.7%
575,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13	465,750
525,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	572,250
650,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	637,000
875,000	Plastipak Holdings, Inc., Senior Notes, 10.750% due 9/1/11	960,313
300,000	Pliant Corp., Second Priority Senior Secured Notes, 11.125% due 9/1/09	291,000
500,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	368,750
900,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	839,250

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security*	Value
Packaging & Containers (continued)
	Tekni-Plex, Inc.:
$500,000	Senior Secured Notes, 8.750% due 11/15/13 (a)	$432,500
100,000	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	67,000

	Total Packaging & Containers	4,633,813

Pharmaceuticals — 0.5%
575,000	aaiPharma, Inc., Senior Subordinated Notes, 11.000% due 4/1/10 (c)(g)	264,500
275,000	Leiner Health Products, Inc., Senior Subordinated Notes, 11.000% due 6/1/12	279,125
840,000	WH Holdings Ltd., Senior Notes, 9.500% due 4/1/11	898,800

	Total Pharmaceuticals	1,442,425

Pipelines — 2.4%
	Dynegy Holdings, Inc.:
	Senior Debentures:
800,000	7.125% due 5/15/18	724,000
750,000	7.625% due 10/15/26	671,250
	Senior Secured Notes:
650,000	9.875% due 7/15/10 (a)	710,125
	El Paso Corp.:
25,000	10.125% due 7/15/13 (a)	27,875
825,000	Notes, 7.875% due 6/15/12	833,250
	Senior Notes:
675,000	7.800% due 8/1/31	635,344
875,000	7.750% due 1/15/32	820,312
	Williams Cos., Inc., Notes:
300,000	7.625% due 7/15/19	333,000
1,250,000	7.875% due 9/1/21	1,393,750
200,000	8.750% due 3/15/32	235,500

	Total Pipelines	6,384,406

REITS — 1.3%
290,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	310,300
	Host Marriott LP, Senior Notes:
525,000	7.125% due 11/1/13	543,375
1,025,000	6.375% due 3/15/15 (a)	1,007,063
125,000	Series I, 9.500% due 1/15/07	133,750
	MeriStar Hospitality Corp., Senior Notes:
150,000	9.000% due 1/15/08	153,750
600,000	9.125% due 1/15/11	616,500
600,000	Omega Healthcare Investors, Inc., Senior Notes, 7.000% due 4/1/14	601,500

	Total REITS	3,366,238

Retail — 2.0%
575,000	Buffets, Inc., Senior Subordinated Notes, 11.250% due 7/15/10	572,125
125,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	127,500
675,000	Denny’s Holdings, Inc., Senior Notes, 10.000% due 10/1/12	683,437
275,000	Eye Care Centers of America, Inc., Senior Subordinated Notes, 10.750% due 2/15/15 (a)	250,250
300,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	256,500
750,000	Home Interiors & Gifts, Inc., Senior Subordinated Notes, 10.125% due 6/1/08	603,750
326,000	Jafra Cosmetics International, Inc., Senior Subordinated Notes, 10.750% due 5/15/11	365,120
675,000	Jean Coutu Group PJC, Inc., Senior Subordinated Notes, 8.500% due 8/1/14	659,812
375,000	PETCO Animal Supplies, Inc., Senior Subordinated Notes, 10.750% due 11/1/11	418,125
225,000	RH Donnelley, Inc., Senior Subordinated Notes, 10.875% due 12/15/12	261,563

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security*	Value
Retail (continued)
	Saks, Inc.:
$ 225,000	9.875% due 10/1/11	$239,063
50,000	Senior Notes, 7.500% due 12/1/10	48,500
625,000	Sbarro, Inc., Senior Notes, 11.000% due 9/15/09	609,375
200,000	Toys “R” Us, Inc., 7.375% due 10/15/18	161,000

	Total Retail	5,256,120

Semiconductors — 0.4%
	Amkor Technology, Inc.:
850,000	Senior Notes, 9.250% due 2/15/08	775,625
300,000	Senior Subordinated Notes, 10.500% due 5/1/09	228,000

	Total Semiconductors	1,003,625

Telecommunications — 5.7%
	Alamosa Delaware, Inc.:
339,000	Senior Discount Notes, step bond to yield 8.601% due 7/31/09	372,052
308,000	Senior Notes, 11.000% due 7/31/10	344,960
	American Tower Corp., Senior Notes:
163,000	9.375% due 2/1/09	171,761
200,000	7.500% due 5/1/12	210,000
365,000	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 8.705% due 8/1/08	280,138
700,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	892,500
	Crown Castle International Corp., Senior Notes:
1,000,000	10.750% due 8/1/11	1,068,750
225,000	Series B, 7.500% due 12/1/13	255,938
600,000	Insight Midwest LP, Senior Notes, 10.500% due 11/1/10	642,000
225,000	Intelsat Bermuda Ltd., Senior Notes, 7.805% due 1/15/12 (a)	229,500
1,700,000	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29	1,479,000
900,000	MCI, Inc., Senior Notes, 8.735% due 5/1/14	1,010,250
1,475,000	Nextel Communications, Inc., Senior Notes, 7.375% due 8/1/15	1,602,219
725,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	732,250
195,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	213,038
1,025,000	Qwest Corp., 9.125% due 3/15/12 (a)	1,117,250
	Qwest Services Corp., Notes:
1,000,000	13.500% due 12/15/10 (a)	1,145,000
481,000	14.000% due 12/15/14 (a)	571,187
	SBA Communications Corp.:
150,000	Senior Discount Notes, zero coupon bond to yield 7.755% due 12/15/11	132,000
450,000	Senior Notes, 8.500% due 12/1/12 (a)	479,250
275,000	SpectraSite, Inc., Senior Notes, 8.250% due 5/15/10	292,187
550,000	U.S. Unwired, Inc., Senior Secured Notes, Series B, 10.000% due 6/15/12	605,000
500,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	542,500
500,000	Western Wireless Corp., Senior Notes, 9.250% due 7/15/13	572,500
450,000	Zeus Special Subsidiary Ltd., Senior Discount Notes, step bond to yield 9.587% due 2/1/15 (a)	286,875

	Total Telecommunications	15,248,105

Textiles — 0.2%
400,000	Collins & Aikman Floor Coverings, Inc., Senior Subordinated Notes, Series B, 9.750% due 2/15/10	422,000
425,000	Simmons Bedding Co., Senior Discount Notes, step bond to yield 15.615% due 12/15/14 (a)	189,125

	Total Textiles	611,125

Transportation — 0.1%
225,000	General Maritime Corp., Senior Notes, 10.000% due 3/15/13	245,250

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security*	Value
Transportation (continued)
$ 1,250,000	Holt Group, Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(g)	$0

	Total Transportation	245,250

	TOTAL CORPORATE BONDS & NOTES (Cost — $126,604,268)	125,986,241

CONVERTIBLE BONDS & NOTES — 0.1%
Electronics — 0.0%
61,000	Sanmina-SCI Corp., Subordinated Debentures, zero coupon bond to yield 4.027% due 9/12/20	33,169

Telecommunications — 0.1%
325,000	American Tower Corp., Notes, 5.000% due 2/15/10	321,343

	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $196,214)	354,512

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
987,700	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (c)(d)(g) (Cost — $987,700)	0

SOVEREIGN BONDS — 48.1%
Argentina — 2.8%
	Republic of Argentina: (c)(e)(g)
3,250,000	3.010% due 8/3/12	2,900,625
4,780,000	Discount Bonds, Series L-GL, 4.343% due 3/31/23	2,895,724
2,750,000	Par Bonds, Series L-GP, 6.000% due 3/31/23	1,677,362

	Total Argentina	7,473,711

Brazil — 11.3%
	Federative Republic of Brazil:
4,715,000	12.250% due 3/6/30	6,182,544
770,000	11.000% due 8/17/40	914,760
14,196,340	C Bonds, 8.000% due 4/15/14	14,506,885
1,075,000	Collective Action Securities, 10.500% due 7/14/14	1,260,438
5,208,891	DCB, Series L, 4.313% due 4/15/12 (b)	5,005,418
2,569,227	FLIRB, Series L, 4.250% due 4/15/09 (b)	2,504,997

	Total Brazil	30,375,042

Bulgaria — 0.5%
1,100,000	Republic of Bulgaria, 8.250% due 1/15/15 (a)	1,380,500

Chile — 0.7%
1,850,000	Republic of Chile, 5.500% due 1/15/13	1,958,419

Colombia — 2.5%
	Republic of Colombia:
1,312,000	8.625% due 4/1/08	1,430,080
2,000,000	10.000% due 1/23/12	2,293,500
1,450,000	10.750% due 1/15/13	1,730,937
1,000,000	Medium-Term Notes, 11.750% due 2/25/20	1,287,500

	Total Colombia	6,742,017

Ecuador — 0.5%
	Republic of Ecuador:
260,000	12.000% due 11/15/12 (a)	241,150
1,335,000	8.000% due 8/15/30 (a)(b)	1,053,983

	Total Ecuador	1,295,133

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security*	Value
SOVEREIGN BONDS - (continued)
El Salvador — 0.4%
$1,075,000	Republic of El Salvador, 7.750% due 1/24/23 (a)	$1,187,875

Malaysia — 0.3%
625,000	Federation of Malaysia, 8.750% due 6/1/09	725,276

Mexico — 10.1%
	United Mexican States:
250,000	11.375% due 9/15/16	373,625
	Medium-Term Notes:
3,575,000	8.300% due 8/15/31	4,424,062
	Series A:
3,300,000	6.375% due 1/16/13	3,539,250
1,972,000	5.875% due 1/15/14	2,055,317
10,830,000	6.625% due 3/3/15	11,869,680
3,800,000	8.000% due 9/24/22	4,622,700
245,000	7.500% due 4/8/33	281,750

	Total Mexico	27,166,384

Panama — 2.1%
	Republic of Panama:
425,000	9.625% due 2/8/11	508,300
2,675,000	7.250% due 3/15/15	2,868,937
1,405,000	9.375% due 1/16/23	1,703,563
629,987	PDI, 3.750% due 7/17/16 (b)	607,937

	Total Panama	5,688,737

Peru — 2.0%
	Republic of Peru:
70,000	9.125% due 2/21/12	83,125
2,200,000	8.750% due 11/21/33	2,458,500
2,955,150	FLIRB, 5.000% due 3/7/17 (b)	2,814,042

	Total Peru	5,355,667

Philippines — 2.0%
	Republic of the Philippines:
500,000	8.250% due 1/15/14	511,250
1,550,000	9.375% due 1/18/17	1,677,875
2,600,000	10.625% due 3/16/25	2,926,560
185,111	FLIRB, Series B, 3.438% due 6/1/08 (b)	171,691

	Total Philippines	5,287,376

Russia — 6.9%
650,000	Aries Vermogensverwaltungs GmbH, Russian Federation, Credit-Linked Notes, Series C, 9.600% due 10/25/14 (a)	836,063
	Russian Federation:
1,425,000	8.250% due 3/31/10 (a)	1,558,594
14,670,540	5.000% due 3/31/30 (a)(b)	16,136,860

	Total Russia	18,531,517

South Africa — 1.1%
	Republic of South Africa:
425,000	9.125% due 5/19/09	495,656
2,325,000	6.500% due 6/2/14	2,577,844

	Total South Africa	3,073,500

Turkey — 2.4%
	Republic of Turkey:

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security*	Value
Turkey (continued)
$350,000	11.750% due 6/15/10	$431,375
3,775,000	11.500% due 1/23/12	4,718,750
575,000	11.875% due 1/15/30	800,687
550,000	Collective Action Securities, 9.500% due 1/15/14	640,750

	Total Turkey	6,591,562

Ukraine — 0.7%
	Republic of Ukraine:
858,705	11.000% due 3/15/07 (a)	916,668
875,000	7.650% due 6/11/13 (a)	953,750

	Total Ukraine	1,870,418

Venezuela — 1.8%
	Bolivarian Republic of Venezuela:
15,000	5.375% due 8/7/10	13,687
4,150,000	8.500% due 10/8/14	4,181,125
675,000	Collective Action Securities, 10.750% due 9/19/13	767,475

	Total Venezuela	4,962,287

	TOTAL SOVEREIGN BONDS (Cost — $121,032,202)	129,665,421

ESCROWED SECURITIES (d)(g) — 0.0%
1,750,000	Breed Technologies, Inc.	0
1,000,000	Imperial Holly Corp.	0
625,000	Pillowtex Corp.	0
397,208	Vlasic Foods International, Inc.	14,379

	TOTAL ESCROWED SECURITIES (Cost — $0)	14,379

LOAN PARTICIPATION (b)(f)) — 0.2%
Morocco — 0.2%
416,666	Kingdom of Morocco, Tranche A, 3.803% due 1/2/09 (JPMorgan Chase & Co.) (Cost — $411,614)	412,499

Shares
COMMON STOCK — 2.2%
CONSUMER DISCRETIONARY — 0.3%
Household Durables — 0.0%
10,194	Mattress Discounters Co. (d)(g)	0

Machinery — 0.0%
5	Glasstech, Inc. (d)(g)	0

Media — 0.3%
93,544	UnitedGlobalCom, Inc., Class A Shares (g)	851,250

	TOTAL CONSUMER DISCRETIONARY	851,250

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
12,166	Axiohm Transaction Solutions, Inc. (d)(g)	0

MATERIALS — 0.1%
Chemicals — 0.1%
12,121	Applied Extrusion Technologies, Inc., Class A Shares (d)(g)	282,222

TELECOMMUNICATION SERVICES — 1.8%
Diversified Telecommunication Services — 1.8%
29,465	NTL, Inc. (g)	1,894,010
27,170	SpectraSite, Inc. (g)	1,734,805
57,202	Telewest Global, Inc. (g)	1,196,094

	TOTAL TELECOMMUNICATION SERVICES	4,824,909

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security*	Value
COMMON STOCK (continued)
	TOTAL COMMON STOCK (Cost — $5,947,740)	$5,958,381

PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
12	Anvil Holdings, Inc., 13.000%, Senior Exchangable (g)	111
5	Glasstech, Inc. (d)(g)	0

	TOTAL CONSUMER DISCRETIONARY	111

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
	TCR Holding Corp. (e)(f):
4,091	Class B Shares	4
2,250	Class C Shares	2
5,932	Class D Shares	6
12,271	Class E Shares	13

	TOTAL FINANCIALS	25

	TOTAL PREFERRED STOCK (Cost — $1,471)	136

Warrants
WARRANTS — 0.2%
Capital Markets — 0.0%
1,000	Mattress Discounters Corp., expires 7/7/15 (d)(g)	0
300	Mueller Holdings, Inc., expires 4/15/14 (g)	34,575
4,202	Pillowtex Corp., expires 11/9/24 (d)(g)	4

	Total Capital Markets	34,579

Communications Equipment — 0.0%
365	American Tower Escrow Corp., expires 8/1/08 (g)	92,804
750	UbiquiTel Operating Co., Inc. expires 4/15/10 (d)(g)	7

	Total Communications Equipment	92,811

Diversified Financial Services — 0.0%
1,837,246	ContiFinancial Corp., Unit of Interest (g)	2,297

Venezuela — 0.2%
19,975	Bolivarian Republic of Venezuela Oil-linked Payment Obligation, expires 4/15/20 (g)	419,475

	TOTAL WARRANTS (Cost — $79,914)	549,162

CONVERTIBLE PREFERRED STOCK — 0.3%
TELECOMMUNICATION SERVICES — 0.3%
Wireless Telecommunication Services — 0.3%
902	Alamosa Holdings, Inc., 7.500% Cumulative Convertible, Series B (Cost — $274,160)	832,884

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $255,535,283)	263,773,615

Face Amount
REPURCHASE AGREEMENTS — 2.1%(g)(h)
$2,646,000	Interest in $597,142,000 joint tri-party repurchase agreement dated 5/31/05 with Deutche Bank Securities, Inc., 3.050% due 6/1/05; Proceeds at maturity- $2,646,224; (Fully collateralized by various U.S. government agency obligations, 0.000% to 17.048% due 4/25/06 to 5/15/35; Market value - $2,698,921)	2,646,000

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security*	Value
$3,000,000	Interest in $579,182,000 joint tri-party repurchase agreement dated 5/31/05 with Merrill Lynch & Co., Inc., 3.020% due 6/1/05; Proceeds at maturity - $3,000,252; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.980% due 6/8/05 to 2/12/24; Market value - $3,060,002)	$3,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $5,646,000)	5,646,000

	TOTAL INVESTMENTS — 100.0% (Cost — $261,181,283#)	$269,419,615

*	All Securities segregated as collateral pursuant to loan agreement and/or reverse repurchase agreements.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(c)	Security is currently in default.

(d)	Security is valued in accordance with fair valuation procedures.

(e)	All Argentine bonds were tendered as of February 25, 2005, under a plan of reorganization of Argentina. On June 6, 2005, bonds were exchanged for Republic of Argentina, Discount Bonds, 5.830% due 12/31/33 which are denominated in Argentina peso.

(f)	Participation interest was acquired through the financial institutions indicated parenthetically.

(g)	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB	— Debt Conversion Bond.
FLIRB	— Front-Loaded Interest Reduction Bonds.
PDI	— Past Due Interest.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Global Partners Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked price as of the close of business of that market. However, when the spread between the bid and asked price exceeds five percent of the part value of the security, the security is valued at the bid price. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit Default Swaps. The Fund enters into credit default swap contracts (“swaps”) for investment purposes, to manage its credit risk or to add leverage. As a seller in a credit default swap contract, the Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(d) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings which may create leverage risk by the Fund.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and Market Risk With Emerging Debt. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Security Transactions. Security Transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,583,168
Gross unrealized depreciation	(9,344,836)

Net unrealized appreciation	$8,238,332

At May 31, 2005, the Fund had the following credit default swap contracts:

Swap Counterparty:	Morgan Stanley & Co. International Ltd.
Effective Date:	03/16/05
Reference Entity:	Federative Republic of Brazil, 12.250% due 3/6/30
Notional Amount:	$6,000,000 Fixed Rate 3.600%
Termination Date:	03/20/10
Unrealized Appreciation:	$68,640

At May 31, 2005, the Fund held one loan participation with a total cost of $411,614 and a total market value of $412,499.

At May 31, 2005, the Fund had the following open reverse repurchase agreements:

Face Amount	Security	Value
$4,248,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/05 bearing 2.200% to be repurchased at $4,342,754 on 5/5/06, collateralized by: $4,000,000 Federative Republic of Brazil, C Bond, 8.000% due 4/15/14; Market value (including accrued interest) - $4,128,611	$4,248,000
10,750,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/05 bearing 2.850% to be repurchased at $11,060,630 on 5/5/06 collateralized by: $10,000,000 United Mexican States, Medium-Term Notes, Series A, 6.625% due 3/15/15; Market value (including accrued interest) - $11,122,009	10,750,000
791,200	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/05 bearing 0.150% to be repurchased at $792,403 on 5/5/06, collateralized by: $575,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) - $826,529	791,200
4,690,000	Reverse Repurchase Agreement with UBS Securities LLC, dated 5/26/05 bearing 3.100% to be repurchased at $4,837,409 on 5/26/06, collateralized by: $4,000,000 Federative Republic of Brazil, 12.250% due 3/6/30; Market value (including accrued interest) - $5,360,842	4,690,000

	Total Reverse Repurchase Agreements (Cost - $20,479,200)	$20,479,200

3. Loan

At May 31, 2005, the Fund had a $81,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $59,124,414 outstanding with CXC LLC, (the “Lender”), an affiliate of Citigroup, a commercial paper conduit issuer for which Citicorp North America, Inc., an affiliate of the Adviser acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Global Partners Income Fund Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	July 29, 2005

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	July 29, 2005